Administrative Office: 4333 Edgewood Road NE Cedar Rapids, IA 52499

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA BNY
File No. 811-08750, CIK 0000929519
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA BNY, a unit investment trust registered under the Act, recently mailed to its contract owners the Semi Annual report of the underlying funds of the following underlying management investment companies:

•	Transamerica Series Trust, (CIK: 0000778207);

American Fund Insurance Series (CIK: 0000814680);

•	AllianceBernstein Variable Products Series Fund, Inc. (CIK: 0000825316);

•	Janus Aspen Series (CIK: 0000906185);

•	MFS® Variable Insurance Trust filed (CIK: 0000825316);

•	Fidelity Variable Insurance Products Fund (CIK: 0000356494; 0000831016, 0000927384);

•	Franklin Templeton Variable Trust (CIK: 0000837274);

•	The Huntington Fund (CIK: 0000810695);

•	JPMorgan Insurance Trust, (CIK:0000909221);

•	GE Investments Funds, Inc, (CIK:0000746687);

•	Vanguard Variable Insurance Fund (CIK:0000857490);

•	Wanger Advisors Trust (CIK:0000929521);

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (CIK#0000353905);

•	Nationwide Variable Insurance Trust (CIK#0000353905);

This filing constitutes the filing of those reports as required by rule 30b2-1 under the Act.

Pursuant to Rule 30e-1 under the Act, each of the underlying management investment companies has filed or will file its Semi Annual Report with the Commission via EDGAR. To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Allison Ryan
Allison Ryan, Vice President
Transamerica Financial Life Insurance Company

Monumental Life Insurance Company • Transamerica Advisors Life Insurance Company • Transamerica Advisors Life

Insurance Company of New York • Transamerica Life Insurance Company • Transamerica Financial Life Insurance Company •

Western Reserve Life Assurance Co. of Ohio